Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) agreement
Commitments and Contingencies
Number of health plans results in renegotiation | agreement				1
Operating Expenses	$ 117,650	$ 707,660	$ 2,610,384
Percentage of total revenues recurring			99.00%
Renegotiation of Health Plan Agreement
Commitments and Contingencies
Reduction in operating revenue		3,600	$ 3,600
Operating Expenses		$ 7,000	3,100
Settlement amount	$ 11,700		$ 5,000	$ 11,700